Statements of Operations - USD ($)	10 Months Ended	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2022
Formation and operating costs	$ 279,246	$ 4,463,907
Loss from operations	(279,246)	(4,463,907)
Change in fair value of derivative warrant liabilities	(1,978,800)	11,625,960
Gain on marketable securities, dividends and interest, held in Trust Account	20,844	2,395,202
Transaction costs allocation to derivative warrant liabilities	(396,497)	0
Gain on settlement of underwriting fees	0	202,458
Net income (loss)	$ (2,633,699)	9,759,713
Common Class A [Member]
Net income (loss)		$ 7,807,770
Weighted average shares outstanding, basic	5,158,940	23,000,000
Weighted average shares outstanding, diluted	5,158,940	23,000,000
Basic Net income (loss) per share	$ (0.26)	$ 0.34
Diluted Net income (loss) per share	$ (0.26)	$ 0.34
Common Class B [Member]
Net income (loss)		$ 1,951,943
Weighted average shares outstanding, basic	5,116,722	5,750,000
Weighted average shares outstanding, diluted	5,116,722	5,750,000
Basic Net income (loss) per share	$ (0.26)	$ 0.34
Diluted Net income (loss) per share	$ (0.26)	$ 0.34